Factoring Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jan. 11, 2024	Dec. 31, 2023	Dec. 20, 2023	Nov. 08, 2023	Oct. 13, 2023	Jun. 28, 2023	Jun. 21, 2023
Factoring Payable (Details) [Line Items]
Interest rate	0.00%	0.00%
Factoring payable	$ 122,220	$ 179,007		$ 0
Period over which amount is to be collected by purchaser weekly		0 years
Future Receipts Sale Agreement 1 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold									$ 299,000
Net purchase price									207,639
Amount to be collected by purchaser weekly									$ 7,475
Factoring payable	41,726	$ 59,527
Future Receipts Sale Agreement 2 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold								$ 140,000
Net purchase price								100,000
Amount to be collected by purchaser weekly								$ 5,000
Factoring payable	8,370	34,315
Future Receipts Sale Agreement 3 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold							$ 186,250
Net purchase price							125,000
Amount to be collected by purchaser weekly							1,552
Factoring payable	$ 74,600	$ 85,166
Future Receipts Sale Agreement 4 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold							108,000
Net purchase price							75,000
Amount to be collected by purchaser daily							$ 697
Future Receipts Sale Agreement 5 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold						$ 111,000
Net purchase price						75,000
Amount to be collected by purchaser daily						$ 1,387
Future Receipts Sale Agreement 6 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold					$ 228,000
Net purchase price					150,000
Amount to be collected by purchaser daily					$ 1,499
Future Receipts Sale Agreement 7 [Member]
Factoring Payable (Details) [Line Items]
Future receipts sold			$ 53,200
Net purchase price			31,500
Amount to be collected by purchaser weekly			2,500
Balloon collection			$ 23,200